Memorandum accounts - Contingent commitments by stages (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingent commitments
Contingent commitments	$ 238,273	$ 215,462
Stage 1
Contingent commitments
Contingent commitments	236,895
Stage 2
Contingent commitments
Contingent commitments	1,233
Stage 3
Contingent commitments
Contingent commitments	145
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent commitments	144,006	136,649
Available lines of credit cards and non-revolving consumer loans | Stage 1
Contingent commitments
Contingent commitments	142,927
Available lines of credit cards and non-revolving consumer loans | Stage 2
Contingent commitments
Contingent commitments	939
Available lines of credit cards and non-revolving consumer loans | Stage 3
Contingent commitments
Contingent commitments	140
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent commitments	94,014	78,381
Guarantees, documentary credits and loan commitments of commercial and public-sector loans | Stage 1
Contingent commitments
Contingent commitments	93,715
Guarantees, documentary credits and loan commitments of commercial and public-sector loans | Stage 2
Contingent commitments
Contingent commitments	294
Guarantees, documentary credits and loan commitments of commercial and public-sector loans | Stage 3
Contingent commitments
Contingent commitments	5
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent commitments	253	$ 432
Guarantees, documentary credits and loan commitments of commercial loans (SMEs) | Stage 1
Contingent commitments
Contingent commitments	$ 253